Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

GreenTree Hospitality Group Ltd. (the “Company”) was incorporated in the Cayman Islands on October 18, 2017. Alex S. Xu is the founder, Chief Executive Officer (“CEO”) and controlling shareholder of the Company (through his shareholding of Class A ordinary shares and Class B ordinary shares of Green Tree Inns Hotel Management Group. Inc. “GTI”) which account for 74.51% of the voting interest of the Company) (the “Founder”).

In preparation of its initial public offering in the United States, the Company had undergone a reorganization in 2017 whereby the Company became the parent entity of its consolidated subsidiaries. As part of the reorganization, the business operations of the consolidated subsidiaries were transferred to the Company. In return, the Company issued 48,635,252 Class A ordinary shares and 42,716,957 Class B ordinary shares to GTI, a company controlled by the Founder. (the “Reorganization”). Subsequent to the Reorganization, GTI became the sole shareholder of the Company.

As the Company, its subsidiaries are all under the control of the Founder, the reorganization was accounted for as a transaction under common control in a manner similar to a pooling of interests. Therefore, the accompanying consolidated financial statements have been prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

For the year ended December 31, 2017, the Company declared a dividend of RMB30,382,838 to GTI to fund the repurchase of ordinary shares and declared a dividend of RMB588,350,964 to GTI in conjunction to the Reorganization.

In February and March 2018, the Company declared and paid a cash dividend of USD25,578,618 pursuant to a board resolution.

On March 11, 2018, 7,594,048 Class B ordinary shares were redesignated as Class A ordinary shares.

On March 27, 2018, the Company completed an initial public offering (“IPO”) on the New York Stock Exchange. The Company offered 10,200,000 ADSs representing 10,200,000 Class A ordinary shares at USD14.00 per ADS. Net proceeds from the IPO deducting underwriting discount were USD133,518,000. IPO costs of RMB30,827,578 (USD4,483,685) were recorded as reduction of the proceeds from the IPO in shareholders’ equity.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The Company and its subsidiaries are hereinafter referred to as the Group. The principal business activities of the Group are to develop leased-and-operated and franchised-and-managed economy hotels under the “GreenTree” brand in the PRC. The Group’s major direct and indirect invested subsidiaries consist of the following as of December 31, 2018:

Major subsidiaries	Percentage of Ownership	Date of Incorporation, Merger or Acquisition	Place of Incorporation	Major Operation
GreenTree Inns Hotel (Shanghai) Management, Inc.	100%	November 30, 2004	PRC	Hotel management
GreenTree Inns Hotel (China) Management, Inc.	100%	June 30, 2005	PRC	Hotel management
GreenTree Inns Jiangpu Hotel (Shanghai) Company Limited.	100%	August 9, 2005	PRC	Hotel management
Hexie (Changzhou) Hotel Management Co., Ltd.	100%	September 14, 2006	PRC	Hotel management
GreenTree Inns Hotel (Jiangsu) Management, Inc.	100%	January 30, 2007	PRC	Hotel management
GreenTree Inns Hotel (Changning) Management, Inc.	100%	January 30, 2007	PRC	Hotel management
GreenTree Inns Hotel (Tianjin) Co., Ltd.	100%	August 2, 2007	PRC	Hotel management
GreenTree Inns Hotel (Zhejiang) Management, Inc.	100%	August 13, 2007	PRC	Hotel management
GreenTree Inns Hotel (Sichuan) Management, Inc.	100%	January 8, 2008	PRC	Hotel management
GreenTree Inns Hotel (Beijing) Management, Inc.	100%	March 17, 2008	PRC	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.	100%	February 16, 2009	PRC	Hotel management
Jinan Dongrunbao Inns Management Co., Ltd.	100%	April 22, 2009	PRC	Hotel management
GreenTree Suites Management Corp (“GreenTree Suites”)	100%	June 30, 2009	Cayman Islands	Investment holding
Pacific Hotel Investment, Inc.(“PHI”)	100%	June 30, 2009	Samoa	Investment holding
GreenTree Inns Hotel Management Group, Inc. (“GreenTree Samoa”)	100%	October 28, 2010	Samoa	Investment holding
GreenTree Hotels (Hong Kong), Limited.	100%	February 17, 2011	Hong Kong	Investment holding
Shanghai Evergreen Technology Co., Ltd.	100%	October 20, 2011	PRC	Information
(“Shanghai Evergreen”)				technology services
Shanghai Beifu Industrial Co., Ltd.	100%	February 25, 2014	PRC	Hotel management
Shenzhen Gegao Investment Management Co., Ltd.	100%	May 7, 2015	PRC	Investment holding
Yancheng Ruixin Hotel Management Co., Ltd.	70%	June 5, 2015	PRC	Hotel management
Shanghai Jingjia Hotel Co., Ltd.	100%	February 15, 2017	PRC	Hotel management
Shanghai Wumian Hotel Management Co,.Ltd.	66.7%	January 16, 2018	PRC	Hotel management
Yancheng Zexin Hotel Management Co., Ltd.	51%	July 1, 2018	PRC	Hotel management
Foshan Baiqinghui Hotel Management Co,.Ltd.	70%	August 31, 2018	PRC	Hotel management
GreenTree Hotel (Xuzhou) Co.Ltd.	100%	February 5, 2018	PRC	Hotel property
Banyan Hotel (Xuzhou) Co.Ltd	100%	May 3, 2018	PRC	Hotel property

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

Leased-and-operated hotels

The Group owns hotel property or leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the “GreenTree” brand, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease, which  ranges from 10 to 20 years.

Under the lease arrangements, the Group typically receives rental holidays of three to twenty-four months and pays fixed rent on a monthly or quarterly basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.

Franchised-and-managed hotels

The Group enters into franchise arrangements with property owners or franchisees who lease hotel properties from property owners for which the Group is not responsible for employee recruiting and compensation, except for the general manager of most franchised-and-managed hotels. Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and ongoing management service fees equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is 5 to 20 years and is renewable only upon a mutual agreement between the Group and the franchisee.